5. OIL AND GAS PROPERTY INTERESTS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property acquisition and lease payments	$ 2,784,484	$ 2,667,340
Geological and geophysical	346,991	326,526
Project management	939,085	918,096
Drilling	3,727,034	3,643,735
Assaying and analysis	100,034	67,564
Asset retirement obligations	121,145	105,253
Camp and field supplies	44,205	43,217
Travel and accommodation	3,727,034	129,936
Total expenditures	8,195,885	7,901,703
PeaceRiverProperty [Member]
Property acquisition and lease payments	2,742,821	2,626,608
Geological and geophysical	332,277	312,177
Project management	939,085	918,096
Drilling	3,727,034	3,643,735
Assaying and analysis	100,034	67,564
Asset retirement obligations	121,145	105,253
Camp and field supplies	44,205	43,217
Travel and accommodation	132,906	129,936
Total expenditures	8,139,508	7,846,586
DrownedProperty [Member]
Property acquisition and lease payments	41,663	40,732
Geological and geophysical	14,714	14,385
Project management
Drilling
Assaying and analysis
Asset retirement obligations
Camp and field supplies
Travel and accommodation
Total expenditures	$ 56,378	$ 55,117